Pay vs Performance Disclosure - USD ($)	12 Months Ended				36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we provide the following disclosure, as it applies to smaller reporting companies, regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

In determining the “compensation actually paid” (“CAP”) to our PEOs and NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. The table below summarizes compensation values both previously reported in our SCT, as well as the adjusted values required in this section for the 2023, 2024 and 2025 fiscal years. Note that for our NEOs other than the PEOs, compensation is reported as an average.

The following table sets forth information concerning the compensation of our PEOs and NEOs for each of the fiscal years ended December 31, 2025, 2024 and 2023 and our financial performance for each such fiscal year.

Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of initial fixed $100 investment based on total shareholder return (4)	Net Loss (in thousands) (5)	Company- Selected Measure - Net Revenues (in thousands) (6)
2025	$2,148,500	$2,148,500	$335,865	$215,698	$8	$(27,003)	$28,236
2024	$800,000	$(1,402,583)	$542,557	$480,499	$17	$(11,282)	$49,336
2023	$800,000	$(989,851)	$474,264	$407,389	$38	$(16,060)	$67,353
2022	$4,653,215	$5,583,478	$359,498	$313,753	$94	$(19,682)	$21,995

(1)	The figures in this column represent the total compensation for the PEO as reported in the Summary Compensation Table.
(2)

The dollar amounts included in this column represent the amount of compensation which is defined as “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K but does not reflect the actual compensation earned by or paid to the PEO during the applicable year.

(3)

The figures in this column represent the average of the total compensation paid to NEOs, other than the PEO, for each year as reported in the Summary Compensation Table. The non-PEO NEOs for 2023 include Katherine McDermott, Lisa Potok and Sandra Peterson. The non-PEO NEOs for 2024 include Lisa Potok, Mark Myers and Sandra Peterson. The 2025 non-PEO NEOs include Lisa Potok and Mark Myers.

(4)

The figures in this column represent the cumulative total shareholder return of the Company’s Common Stock as of the end of each year, assuming the investment of $100 in the Common Stock on December 31, 2021. Total shareholder return is calculated based on the change in value for the period designated.

(5)	The figures in this column represent the net loss reported in the Company’s audited financial statements for the applicable year.
(6)

Net Revenues was determined to be the most important financial performance measure to link company performance to compensation for the company during 2023, 2024 and 2025 as it will drive Company growth and we expect it to improve gross margins.

Company Selected Measure Name	Net Revenues
PEO Total Compensation Amount	$ 2,148,500	$ 800,000	$ 800,000	$ 4,653,215
PEO Actually Paid Compensation Amount	$ 2,148,500	(1,402,583)	(989,851)	5,583,478
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation “Actually Paid” to PEOs and NEOs

	2025		2024		2023
	Desmond	Average	Desmond	Average	Desmond	Average
	Wheatley	Non-PEO	Wheatley	Non-PEO	Wheatley	Non-PEO
	PEO	NEOs	PEO	NEOs	PEO	NEOs
Deduct the amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT.	$(1,348,500)	$–	$–	$–	$	$–
Add the fair value as of the vesting date for awards that are granted and vest in the same covered year.	1,348,500	–	–	–	-	–
Add the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the covered year.	–	–	–	–	-	–
Add (Deduct) the change in fair value as of the end of the year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered year.	-	(103,198)	(2,199,841)	(86,838)	(1,779,644)	-
Add (Deduct) the change in fair value from the end of the prior year to the vesting date for awards granted in prior years that vest in the covered year.	-	(16,969)	(2,742)	(37,277)	(10,207)	(66,875)
Total Adjustments	$-	$(120,167)	$(2,202,583)	$(124,115)	$(1,789,851)	$(66,875)

Non-PEO NEO Average Total Compensation Amount	$ 335,865	542,557	474,264	359,498
Non-PEO NEO Average Compensation Actually Paid Amount	$ 215,698	480,499	407,389	313,753
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation “Actually Paid” to PEOs and NEOs

	2025		2024		2023
	Desmond	Average	Desmond	Average	Desmond	Average
	Wheatley	Non-PEO	Wheatley	Non-PEO	Wheatley	Non-PEO
	PEO	NEOs	PEO	NEOs	PEO	NEOs
Deduct the amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT.	$(1,348,500)	$–	$–	$–	$	$–
Add the fair value as of the vesting date for awards that are granted and vest in the same covered year.	1,348,500	–	–	–	-	–
Add the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the covered year.	–	–	–	–	-	–
Add (Deduct) the change in fair value as of the end of the year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered year.	-	(103,198)	(2,199,841)	(86,838)	(1,779,644)	-
Add (Deduct) the change in fair value from the end of the prior year to the vesting date for awards granted in prior years that vest in the covered year.	-	(16,969)	(2,742)	(37,277)	(10,207)	(66,875)
Total Adjustments	$-	$(120,167)	$(2,202,583)	$(124,115)	$(1,789,851)	$(66,875)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

Required Disclosure of the Relationships Between Compensation Actually Paid and Financial Performance Measures

The graphs below display the relationship between compensation defined as “actually paid” to the PEOs and the average compensation actually paid to the non-PEO NEOs compared to the Company’s total shareholder return (“TSR”) (based on a fixed investment of $100 on December 31, 2021) and net loss for the years presented. Also presented is a comparison of “actual compensation” to revenues, which is the most important performance metric for the Company at this time. We have invested in sales and marketing to expand our presence in the electric vehicle charging market with our fully renewable energized products. The Company believes that by increasing our revenues and production volumes, as well as through increased fixed overhead absorption and improved efficiencies, we will improve gross margin, which will eventually support positive net income.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 8	17	38	94
Net Income (Loss)	$ (27,003,000)	$ (11,282,000)	$ (16,060,000)	$ (19,682,000)
Company Selected Measure Amount	28,236,000	49,336,000	67,353,000	21,995,000
PEO Name					Desmond
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (2,202,583)	$ (1,789,851)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,348,500)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,199,841)	(1,779,644)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,348,500	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,742)	(10,207)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(120,167)	(124,115)	(66,875)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,198)	(86,838)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,969)	$ (37,277)	$ (66,875)